RELATED PARTY TRANSACTIONS - Prism Incentive Agreement (Q1) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Payments to acquire business		$ 4,454	$ 0	$ 2,799	$ 56,620
Prism Data
Related Party Transaction [Line Items]
Payments to acquire business	$ 850
Loss Contingency Accrual		$ 2,000		$ 2,000